Commitments (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 28, 2021	Dec. 31, 2021
Commitments (Details) [Line Items]
Aggregate purchase price	$ 22,500,000
Gross proceeds of the initial public offering percentage		3.50%
Over-Allotment Option [Member]
Commitments (Details) [Line Items]
Stock issued	2,250,000	2,250,000
Underwriting discount per unit		$ 0.2
Aggregate amunt		$ 3,450,000